Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	March 31,	December 31,
	2019	2018

Accrued board of directors' fees	$250,000	$200,000
Accrued outside services	148,576	115,118
Accrued executive severance	140,500	136,000
Accrued related party advances	102,370	101,137
Accrued travel	58,993	58,993
Deferred rent	-	44,623
Accrued legal fees	38,098	-
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	-	8,752
Accrued other	1,207	11,007
	$753,394	$689,280

Accrued expenses consist of the following at December 31, 2018 and 2017:

	2018	2017

Accrued board of director's fees	$200,000	$125,000
Accrued executive severance	136,000	118,000
Accrued outside services	115,118	165,427
Accrued related party	101,137	-
Accrued travel	58,993	39,926
Deferred rent	44,623	51,191
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	8,752	-
Accrued audit and tax preparation	-	73,800
Accrued legal and professional fees	-	61,890
Deferred revenue	-	13,317
Accrued other	11,007	11,399
	$689,280	$673,600

The Company is a party to a Severance and Advisory Agreement (the “Severance Agreement”) with its former President and Chief Executive Officer, and a director of the Company. Pursuant to the Severance Agreement, the former executive will receive, as severance along with other non-cash items, six months of his base salary payable over the following six month period and bonus payments of $100,000 upon each of four bonus payment events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first. The Company achieved three of the four bonus payment events in 2014 and paid $300,000 in accrued executive severance in 2014. The accrued executive severance at December 31, 2018 and 2017 represents the unpaid portion of the bonus payments plus accrued interest due to late payment.

On October 10, 2018, the Company entered into accrued related party with Shri P. Parikh, the President of the Company, in the total principal amount of $100,000 with an interest rate of 5% per annum. The principal and accrued interest are due and payable on the earlier of (i) one day after receipt of payment from Johnfk Medical Inc., (ii) six months from the date of issuance and (iii) the acceleration of the maturity of the short term note by the holder upon the occurrence of an event of default.

On May 1, 2017, the Company entered into an agreement with a firm to provide business advisory and consulting services. The compensation for those services was to be paid in a combination of cash and common stock. At December 31, 2017, the Company accrued $120,000 of expense for the services provided. In March 2018, the Company issued 467,423 shares of common stock for services provided in 2017 and 66,026 shares of common stock for services provided in 2018.